Schedule of Investments (unaudited) December 31, 2019	iShares® Russell 2000 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 0.8%
AAR Corp.	318,586	$14,368,229
Aerojet Rocketdyne Holdings Inc.(a)(b)	206,757	9,440,525
Cubic Corp.(b)	251,906	16,013,664
Ducommun Inc.(a)(b)	85,661	4,328,450
Maxar Technologies Inc.(a)(b)	575,167	9,012,867
Moog Inc., Class A	41,344	3,527,883
National Presto Industries Inc.	44,171	3,904,275
Park Aerospace Corp.	179,417	2,919,115
Triumph Group Inc.(b)	356,828	9,017,044
Vectrus Inc.(a)(b)	108,296	5,551,253
Wesco Aircraft Holdings Inc.(a)	374,568	4,127,739

		82,211,044

Air Freight & Logistics — 0.3%
Atlas Air Worldwide Holdings Inc.(a)(b)	221,717	6,112,737
Echo Global Logistics Inc.(a)(b)	258,480	5,350,536
Hub Group Inc., Class A(a)(b)	308,889	15,842,917

		27,306,190

Airlines — 0.5%
Hawaiian Holdings Inc.	440,656	12,906,814
Mesa Air Group Inc.(a)	109,359	977,670
SkyWest Inc.	469,903	30,369,831
Spirit Airlines Inc.(a)(b)	140,939	5,681,251

		49,935,566

Auto Components — 1.3%
Adient PLC(a)	838,120	17,810,050
American Axle & Manufacturing Holdings Inc.(a)(b)	1,070,408	11,517,590
Cooper Tire & Rubber Co.	480,522	13,815,007
Cooper-Standard Holdings Inc.(a)(b)	162,492	5,388,235
Dana Inc.	1,380,627	25,127,411
Modine Manufacturing Co.(a)	472,188	3,635,848
Motorcar Parts of America Inc.(a)(b)	180,619	3,979,037
Standard Motor Products Inc.	160,115	8,521,320
Stoneridge Inc.(a)	227,132	6,659,510
Tenneco Inc., Class A	486,295	6,370,465
Visteon Corp.(a)(b)	266,907	23,111,477

		125,935,950

Automobiles — 0.0%
Winnebago Industries Inc.	87,885	4,656,147

Banks — 18.5%
1st Constitution Bancorp.	83,813	1,854,782
1st Source Corp.	134,847	6,995,862
ACNB Corp.	64,308	2,432,129
Allegiance Bancshares Inc.(a)(b)	181,023	6,806,465
Amalgamated Bank, Class A	135,851	2,642,302
Amerant Bancorp Inc.(a)(b)	183,847	4,006,026
American National Bankshares Inc.	100,533	3,978,091
Ameris Bancorp.	492,320	20,943,293
Ames National Corp.	83,408	2,340,428
Arrow Financial Corp.	119,933	4,533,467
Atlantic Capital Bancshares Inc.(a)(b)	191,942	3,522,136
Atlantic Union Bankshares Corp.	761,939	28,610,809
Banc of California Inc.	432,517	7,430,642
BancFirst Corp.	177,957	11,111,635
Bancorp. Inc. (The)(a)(b)	482,034	6,251,981
BancorpSouth Bank	946,368	29,725,419
Bank First Corp.(b)	3,641	254,906
Bank of Commerce Holdings	164,116	1,898,822

Security	Shares	Value

Banks (continued)
Bank of Marin Bancorp.	126,166	$5,683,778
Bank of NT Butterfield & Son Ltd. (The)	356,052	13,181,045
Bank of Princeton (The)(b)	52,767	1,661,633
Bank7 Corp.	31,466	596,595
BankFinancial Corp.	131,009	1,713,598
Bankwell Financial Group Inc.	62,507	1,802,702
Banner Corp.	305,927	17,312,409
Bar Harbor Bankshares	143,353	3,639,733
Baycom Corp.(a)(b)	67,401	1,532,699
BCB Bancorp. Inc.	131,082	1,807,621
Berkshire Hills Bancorp. Inc.	429,853	14,133,567
Boston Private Financial Holdings Inc.	796,821	9,585,757
Bridge Bancorp. Inc.	156,315	5,241,242
Brookline Bancorp. Inc.	709,350	11,675,901
Bryn Mawr Bank Corp.	189,691	7,822,857
Business First Bancshares Inc.	117,285	2,923,915
Byline Bancorp Inc.	225,902	4,420,902
C&F Financial Corp.	30,887	1,708,978
Cadence BanCorp.	1,200,655	21,767,875
Cambridge Bancorp.	30,096	2,412,194
Camden National Corp.	143,185	6,595,101
Capital Bancorp Inc./MD(a)(b)	74,778	1,113,444
Capital City Bank Group Inc.	129,720	3,956,460
Capstar Financial Holdings Inc.	142,792	2,377,487
Carolina Financial Corp.	222,883	9,635,232
Carter Bank & Trust(a)(b)	218,543	5,183,840
Cathay General Bancorp.	732,948	27,888,671
CBTX Inc.	171,662	5,342,121
CenterState Bank Corp.	1,149,951	28,725,776
Central Pacific Financial Corp.	235,194	6,957,039
Central Valley Community Bancorp.	110,985	2,405,045
Century Bancorp. Inc./MA, Class A, NVS	22,236	2,000,351
Chemung Financial Corp.	34,741	1,476,493
Citizens & Northern Corp.	112,713	3,184,142
City Holding Co.	137,778	11,290,907
Civista Bancshares Inc.	144,187	3,460,488
CNB Financial Corp./PA	132,272	4,322,649
Coastal Financial Corp/WA(a)(b)	28,539	470,037
Codorus Valley Bancorp. Inc.	91,938	2,117,332
Colony Bankcorp Inc.	69,792	1,151,568
Columbia Banking System Inc.	660,273	26,863,207
Community Bank System Inc.	484,631	34,379,723
Community Bankers Trust Corp.	203,080	1,803,350
Community Financial Corp. (The)	46,551	1,655,819
Community Trust Bancorp. Inc.	147,592	6,883,691
ConnectOne Bancorp. Inc.	323,938	8,331,685
CrossFirst Bankshares Inc.(a)(b)	60,216	868,315
Customers Bancorp. Inc.(a)(b)	271,130	6,455,605
CVB Financial Corp.	1,272,974	27,470,779
Dime Community Bancshares Inc.	303,027	6,330,234
Eagle Bancorp. Inc.	295,047	14,348,136
Enterprise Bancorp. Inc./MA	85,343	2,890,567
Enterprise Financial Services Corp.	231,801	11,175,126
Equity Bancshares Inc., Class A(a)(b)	143,134	4,418,547
Esquire Financial Holdings Inc.(a)(b)	38,388	1,000,775
Evans Bancorp. Inc.	44,384	1,779,798
Farmers & Merchants Bancorp. Inc./Archbold OH	94,784	2,857,738
Farmers National Banc Corp.	240,735	3,928,795
FB Financial Corp.	85,845	3,398,604
Fidelity D&D Bancorp. Inc.(b)	16,305	1,014,334

Schedule of Investments (unaudited) (continued) December 31, 2019	iShares® Russell 2000 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Banks (continued)
Financial Institutions Inc.	148,699	$4,773,238
First Bancorp. Inc./ME	96,339	2,912,328
First BanCorp./Puerto Rico	2,050,622	21,716,087
First Bancorp./Southern Pines NC(b)	280,035	11,176,197
First Bancshares Inc. (The)	158,693	5,636,775
First Bank/Hamilton NJ	156,129	1,725,225
First Busey Corp.	489,885	13,471,837
First Business Financial Services Inc.	79,882	2,103,293
First Capital Inc.(b)	28,484	2,079,332
First Choice Bancorp.	97,553	2,630,029
First Commonwealth Financial Corp.	884,247	12,830,424
First Community Bankshares Inc.	145,185	4,503,639
First Financial Bancorp.	931,602	23,699,955
First Financial Corp./IN	114,863	5,251,536
First Financial Northwest Inc.	76,457	1,142,268
First Foundation Inc.	256,796	4,468,250
First Guaranty Bancshares Inc.	48,471	1,055,214
First Internet Bancorp.	91,977	2,180,775
First Interstate BancSystem Inc., Class A	361,735	15,163,931
First Merchants Corp.	521,683	21,696,796
First Mid Bancshares Inc.	138,387	4,878,142
First Midwest Bancorp. Inc.	981,838	22,641,184
First Northwest Bancorp.	84,287	1,528,123
First of Long Island Corp. (The)	221,959	5,566,732
Flushing Financial Corp.	258,336	5,581,349
FNCB Bancorp Inc.	160,820	1,358,929
Franklin Financial Network Inc.	123,247	4,231,070
Franklin Financial Services Corp.	40,190	1,554,951
Fulton Financial Corp.	1,530,459	26,675,900
FVCBankcorp Inc.(a)(b)	114,039	1,992,261
German American Bancorp. Inc.	235,791	8,398,875
Glacier Bancorp. Inc.	709,851	32,646,047
Great Southern Bancorp. Inc.	106,593	6,749,469
Great Western Bancorp. Inc.	533,515	18,534,311
Guaranty Bancshares Inc./TX	77,354	2,543,400
Hancock Whitney Corp.	827,812	36,324,391
Hanmi Financial Corp.	255,179	5,102,304
Harborone Bancorp Inc.(a)	134,292	1,475,869
Hawthorn Bancshares Inc.	53,199	1,356,575
HBT Financial Inc.(a)	81,093	1,539,956
Heartland Financial USA Inc.	332,284	16,527,806
Heritage Commerce Corp.	466,623	5,986,773
Heritage Financial Corp./WA	349,322	9,885,813
Hilltop Holdings Inc.	666,877	16,625,244
Home BancShares Inc./AR	1,483,083	29,157,412
HomeTrust Bancshares Inc.	108,257	2,904,535
Hope Bancorp Inc.	1,152,627	17,128,037
Horizon Bancorp Inc./IN	356,200	6,767,800
Howard Bancorp. Inc.(a)(b)	121,117	2,044,455
IBERIABANK Corp.	498,877	37,330,966
Independent Bank Corp.	287,157	23,905,820
Independent Bank Corp./MI	151,784	3,437,908
Independent Bank Group Inc.	257,614	14,282,120
International Bancshares Corp.	531,633	22,897,433
Investar Holding Corp.(b)	61,071	1,465,704
Investors Bancorp. Inc.	2,168,147	25,833,472
Lakeland Bancorp. Inc.	465,714	8,094,109
Lakeland Financial Corp.	62,873	3,076,376
LCNB Corp.	117,276	2,263,427
Level One Bancorp. Inc.	48,341	1,216,260

Security	Shares	Value

Banks (continued)
Live Oak Bancshares Inc.(b)	247,353	$4,702,181
Macatawa Bank Corp.	244,465	2,720,895
Mackinac Financial Corp.	86,626	1,512,490
MainStreet Bancshares Inc.(a)(b)	66,711	1,534,353
Malvern Bancorp. Inc.(a)(b)	58,163	1,342,984
Mercantile Bank Corp.	153,572	5,600,771
Metrocity Bankshares Inc.	141,626	2,479,871
Metropolitan Bank Holding Corp.(a)(b)	68,030	3,281,087
Mid Penn Bancorp. Inc.	64,782	1,865,722
Midland States Bancorp. Inc.	192,321	5,569,616
MidWestOne Financial Group Inc.	114,458	4,146,813
MutualFirst Financial Inc.	55,620	2,206,445
MVB Financial Corp.	89,371	2,227,125
National Bank Holdings Corp., Class A	191,139	6,731,916
National Bankshares Inc.	60,166	2,703,258
NBT Bancorp. Inc.	386,168	15,662,974
Nicolet Bankshares Inc.(a)(b)	89,184	6,586,238
Northeast Bank(a)	65,263	1,435,133
Northrim BanCorp. Inc.	63,493	2,431,782
Norwood Financial Corp.	54,239	2,109,897
Oak Valley Bancorp.	61,007	1,187,196
OFG Bancorp.	482,402	11,389,511
Ohio Valley Banc Corp.	38,905	1,541,416
Old National Bancorp./IN	1,612,735	29,496,923
Old Second Bancorp. Inc.(b)	272,589	3,671,774
Opus Bank	209,181	5,411,512
Origin Bancorp Inc.(b)	182,783	6,916,509
Orrstown Financial Services Inc.	96,887	2,191,584
Pacific Mercantile Bancorp.(a)	182,828	1,484,563
Pacific Premier Bancorp. Inc.	554,575	18,081,918
Park National Corp.	126,808	12,982,603
Parke Bancorp. Inc.	84,624	2,148,603
PCB Bancorp.	116,381	2,011,064
Peapack Gladstone Financial Corp.	176,607	5,457,156
Penns Woods Bancorp. Inc.	65,498	2,329,109
Peoples Bancorp. Inc./OH	172,016	5,962,075
Peoples Bancorp. of North Carolina Inc.	43,258	1,421,025
Peoples Financial Services Corp.	64,773	3,261,321
People’s Utah Bancorp.	136,908	4,123,669
Preferred Bank/Los Angeles CA	93,510	5,619,016
Premier Financial Bancorp. Inc.	124,820	2,264,235
QCR Holdings Inc.(b)	140,571	6,165,444
RBB Bancorp.	157,339	3,330,867
Red River Bancshares Inc.(a)(b)	44,178	2,476,619
Reliant Bancorp Inc.	89,342	1,986,966
Renasant Corp.	530,889	18,804,088
Republic Bancorp. Inc./KY, Class A	91,079	4,262,497
Republic First Bancorp. Inc.(a)(b)	410,504	1,715,907
Richmond Mutual BanCorp. Inc.(a)(b)	112,293	1,792,196
S&T Bancorp. Inc.	363,522	14,646,301
Sandy Spring Bancorp. Inc.	335,387	12,704,460
SB One Bancorp.	79,517	1,981,564
Seacoast Banking Corp. of Florida(a)	400,231	12,235,062
Select Bancorp. Inc.(a)(b)	154,070	1,895,061
ServisFirst Bancshares Inc.	85,022	3,203,629
Shore Bancshares Inc.	118,812	2,062,576
Sierra Bancorp.	134,159	3,906,710
Silvergate Capital Corp., Class A(a)	28,487	453,228
Simmons First National Corp., Class A	909,290	24,359,879
SmartFinancial Inc.	122,087	2,887,358

Schedule of Investments (unaudited) (continued) December 31, 2019	iShares® Russell 2000 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Banks (continued)
South Plains Financial Inc.	96,486	$2,013,663
South State Corp.	319,186	27,689,385
Southern First Bancshares Inc.(a)	66,670	2,832,808
Southern National Bancorp. of Virginia Inc.	191,310	3,127,919
Southside Bancshares Inc.	307,400	11,416,836
Spirit of Texas Bancshares Inc.(a)(b)	127,966	2,943,218
Stock Yards Bancorp. Inc.	154,870	6,358,962
Summit Financial Group Inc.	104,001	2,817,387
Tompkins Financial Corp.	137,143	12,548,585
TowneBank/Portsmouth VA	636,979	17,720,756
TriCo Bancshares	254,965	10,405,122
TriState Capital Holdings Inc.(a)(b)	176,013	4,597,460
Triumph Bancorp. Inc.(a)(b)	116,401	4,425,566
Trustmark Corp.	614,847	21,218,370
UMB Financial Corp.	423,578	29,074,394
Union Bankshares Inc./Morrisville VT	28,116	1,019,486
United Bankshares Inc./WV	932,740	36,059,728
United Community Banks Inc./GA	642,679	19,845,928
United Security Bancshares/Fresno CA	126,556	1,357,946
Unity Bancorp. Inc.	68,174	1,538,687
Univest Financial Corp.	274,608	7,354,002
Valley National Bancorp.	3,696,807	42,328,440
Veritex Holdings Inc.	337,283	9,825,054
Washington Trust Bancorp. Inc.	144,014	7,746,513
WesBanco Inc.	619,233	23,400,815
West Bancorp. Inc.	119,244	3,056,224
Westamerica Bancorp.	202,904	13,750,804

		1,828,350,447

Beverages — 0.0%
Craft Brew Alliance Inc.(a)(b)	100,177	1,652,921

Biotechnology — 2.2%
89bio Inc.(a)(b)	5,907	155,295
Abeona Therapeutics Inc.(a)(b)	302,546	989,325
Acceleron Pharma Inc.(a)(b)	74,098	3,928,676
Achillion Pharmaceuticals Inc.(a)(b)	1,300,821	7,843,951
Acorda Therapeutics Inc.(a)(b)	423,127	863,179
Adamas Pharmaceuticals Inc.(a)(b)	212,206	804,261
ADMA Biologics Inc.(a)(b)	43,425	173,700
Aduro Biotech Inc.(a)(b)	62,799	74,103
Aeglea BioTherapeutics Inc.(a)(b)	211,987	1,619,581
Affimed NV(a)	96,238	263,692
Akebia Therapeutics Inc.(a)(b)	1,130,664	7,145,796
Akero Therapeutics Inc.(a)	9,853	218,687
Aldeyra Therapeutics Inc.(a)(b)	60,393	350,883
AMAG Pharmaceuticals Inc.(a)(b)	323,033	3,931,312
AnaptysBio Inc.(a)(b)	36,797	597,951
Anika Therapeutics Inc.(a)(b)	128,867	6,681,754
Applied Therapeutics Inc.(a)	12,882	351,421
Aprea Therapeutics Inc.(a)	12,988	596,019
Arcus Biosciences Inc.(a)	316,879	3,200,478
Ardelyx Inc.(a)(b)	454,835	3,413,537
Arena Pharmaceuticals Inc.(a)(b)	95,333	4,330,025
ArQule Inc.(a)(b)	103,363	2,063,125
Assembly Biosciences Inc.(a)(b)	196,875	4,028,062
Atreca Inc., Class A(a)(b)	12,913	199,764
Avid Bioservices Inc.(a)(b)	38,449	294,904
Axcella Health Inc.(a)(b)	10,559	42,342
Beyondspring Inc.(a)	5,010	77,655
BioCryst Pharmaceuticals Inc.(a)	214,686	740,667

Security	Shares	Value

Biotechnology (continued)
Bridgebio Pharma Inc.(a)(b)	45,604	$1,598,420
Cabaletta Bio Inc.(a)(b)	13,113	183,189
Calithera Biosciences Inc.(a)(b)	388,391	2,217,713
CareDx Inc.(a)(b)	23,619	509,462
CASI Pharmaceuticals Inc.(a)(b)	55,898	172,725
Castle Biosciences Inc.(a)(b)	9,093	312,526
Cellular Biomedicine Group Inc.(a)(b)	33,328	541,247
CEL-SCI Corp.(a)(b)	26,014	238,028
Centogene NV(a)	3,569	35,940
Chimerix Inc.(a)(b)	450,562	914,641
Coherus Biosciences Inc.(a)(b)	345,900	6,227,929
Concert Pharmaceuticals Inc.(a)(b)	202,487	1,867,943
Constellation Pharmaceuticals Inc.(a)(b)	17,563	827,393
Cortexyme Inc.(a)(b)	4,948	277,781
Cyclerion Therapeutics Inc.(a)(b)	11,081	30,140
Cytokinetics Inc.(a)(b)	46,146	489,609
Dynavax Technologies Corp.(a)(b)	94,105	538,281
Enochian Biosciences Inc.(a)(b)	82,873	416,022
Epizyme Inc.(a)(b)	202,140	4,972,644
Evelo Biosciences Inc.(a)(b)	104,028	422,354
FibroGen Inc.(a)(b)	76,807	3,294,252
Five Prime Therapeutics Inc.(a)(b)	341,274	1,566,448
Frequency Therapeutics Inc.(a)(b)	11,564	202,717
G1 Therapeutics Inc.(a)(b)	133,961	3,540,589
Galera Therapeutics Inc.(a)	7,415	97,581
Geron Corp.(a)(b)	1,766,810	2,402,862
Gossamer Bio Inc.(a)(b)	188,988	2,953,882
Gritstone Oncology Inc.(a)(b)	182,262	1,634,890
Harpoon Therapeutics Inc.(a)(b)	43,411	642,049
Hookipa Pharma Inc.(a)(b)	4,668	57,090
IGM Biosciences Inc.(a)(b)	9,957	379,959
ImmunoGen Inc.(a)(b)	618,752	3,158,729
Immunomedics Inc.(a)(b)	157,713	3,337,207
Intellia Therapeutics Inc.(a)(b)	106,510	1,562,502
Intrexon Corp.(a)(b)	519,522	2,846,981
Jounce Therapeutics Inc.(a)	152,077	1,327,632
Karuna Therapeutics Inc.(a)	9,645	726,654
Kezar Life Sciences Inc.(a)	138,316	554,647
Kiniksa Pharmaceuticals Ltd., Class A(a)	7,854	86,865
Ligand Pharmaceuticals Inc.(a)(b)	137,133	14,301,601
Lineage Cell Therapeutics Inc.(a)(b)	1,016,471	904,659
MacroGenics Inc.(a)(b)	245,358	2,669,495
Medicines Co. (The)(a)(b)	483,094	41,034,004
Mersana Therapeutics Inc.(a)(b)	337,576	1,934,310
Minerva Neurosciences Inc.(a)(b)	49,221	349,961
Mirum Pharmaceuticals Inc.(a)(b)	5,407	132,580
Molecular Templates Inc.(a)(b)	58,090	812,389
Morphic Holding Inc.(a)(b)	8,461	145,191
Myriad Genetics Inc.(a)(b)	598,195	16,288,850
Neon Therapeutics Inc.(a)(b)	132,874	156,791
NextCure Inc.(a)(b)	6,706	377,749
Novavax Inc.(a)(b)	144,193	573,888
OPKO Health Inc.(a)(b)	3,677,248	5,405,555
Oyster Point Pharma Inc.(a)(b)	11,314	276,514
PDL BioPharma Inc.(a)(b)	1,076,549	3,493,401
PolarityTE Inc.(a)(b)	131,907	342,958
Prevail Therapeutics Inc.(a)(b)	15,630	247,423
Principia Biopharma Inc.(a)	11,227	615,015
Protagonist Therapeutics Inc.(a)(b)	60,282	424,988
Prothena Corp. PLC(a)	385,844	6,107,911

Schedule of Investments (unaudited) (continued) December 31, 2019	iShares® Russell 2000 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Biotechnology (continued)
Rapt Therapeutics Inc.(a)(b)	4,033	$111,351
Rigel Pharmaceuticals Inc.(a)(b)	170,002	363,804
Sangamo Therapeutics Inc.(a)(b)	324,783	2,718,434
Solid Biosciences Inc.(a)(b)	156,615	696,937
Spectrum Pharmaceuticals Inc.(a)	92,209	335,641
Spero Therapeutics Inc.(a)(b)	101,315	974,144
SpringWorks Therapeutics Inc.(a)(b)	21,002	808,367
Stoke Therapeutics Inc.(a)(b)	18,087	512,224
Sutro Biopharma Inc.(a)(b)	82,942	912,362
Synlogic Inc.(a)(b)	147,496	380,540
Synthorx Inc.(a)(b)	9,505	664,304
TCR2 Therapeutics Inc.(a)	102,113	1,458,174
TG Therapeutics Inc.(a)	77,564	860,960
Turning Point Therapeutics Inc.(a)(b)	13,200	822,228
UNITY Biotechnology Inc.(a)(b)	73,744	531,694
VBI Vaccines Inc.(a)(b)	105,692	145,855
Viela Bio Inc.(a)	10,987	298,297
Viking Therapeutics Inc.(a)(b)	563,512	4,519,366
Vir Biotechnology Inc.(a)(b)	14,489	182,199

		222,039,782

Building Products — 0.6%
Apogee Enterprises Inc.	38,252	1,243,190
Armstrong Flooring Inc.(a)(b)	167,782	716,429
Builders FirstSource Inc.(a)(b)	75,035	1,906,639
Caesarstone Ltd.	217,457	3,277,077
Continental Building Products Inc.(a)	174,273	6,348,765
Cornerstone Building Brands Inc.(a)(b)	445,598	3,792,039
Gibraltar Industries Inc.(a)(b)	307,852	15,528,055
Griffon Corp.	348,605	7,087,140
Insteel Industries Inc.(b)	177,789	3,820,686
JELD-WEN Holding Inc.(a)(b)	71,375	1,670,889
Masonite International Corp.(a)	12,599	909,774
Patrick Industries Inc.	72,191	3,784,974
PGT Innovations Inc.(a)	282,426	4,210,972
Quanex Building Products Corp.	315,068	5,381,361
Universal Forest Products Inc.	64,174	3,061,100

		62,739,090

Capital Markets — 1.2%
Artisan Partners Asset Management Inc., Class A	221,488	7,158,492
Assetmark Financial Holdings Inc.(a)(b)	69,909	2,028,759
Associated Capital Group Inc., Class A	17,583	689,254
B. Riley Financial Inc.	196,688	4,952,604
Blucora Inc.(a)(b)	129,616	3,388,162
BrightSphere Investment Group PLC(a)	626,971	6,407,644
Cowen Inc., Class A(a)(b)	147,294	2,319,880
Diamond Hill Investment Group Inc.	3,806	534,591
Donnelley Financial Solutions Inc.(a)(b)	304,135	3,184,293
GAIN Capital Holdings Inc.	179,272	708,124
GAMCO Investors Inc., Class A	4,490	87,510
INTL. FCStone Inc.(a)(b)	152,353	7,439,397
Ladenburg Thalmann Financial Services Inc.	113,433	394,747
Moelis & Co., Class A	83,792	2,674,641
Oppenheimer Holdings Inc., Class A, NVS	92,013	2,528,517
Piper Jaffray Companies	132,239	10,571,186
PJT Partners Inc., Class A	87,591	3,952,982
Sculptor Capital Management Inc.	76,620	1,693,302
Stifel Financial Corp.	633,897	38,445,853
Value Line Inc.	1,472	42,555
Virtus Investment Partners Inc.	54,674	6,654,919

Security	Shares	Value

Capital Markets (continued)
Waddell & Reed Financial Inc., Class A	662,173	$11,071,533
Westwood Holdings Group Inc.	77,722	2,302,126
WisdomTree Investments Inc.	793,564	3,840,850

		123,071,921

Chemicals — 1.6%
Advanced Emissions Solutions Inc.	20,600	216,300
AdvanSix Inc.(a)	268,987	5,368,980
American Vanguard Corp.	276,542	5,384,273
Amyris Inc.(a)(b)	495,571	1,531,314
Ferro Corp.(a)	149,317	2,214,371
Flotek Industries Inc.(a)(b)	505,334	1,010,668
FutureFuel Corp.	242,700	3,007,053
Hawkins Inc.	94,698	4,338,115
HB Fuller Co.	123,454	6,366,523
Innophos Holdings Inc.	187,740	6,003,925
Innospec Inc.	31,823	3,291,771
Intrepid Potash Inc.(a)(b)	896,105	2,428,445
Koppers Holdings Inc.(a)	51,882	1,982,930
Kraton Corp.(a)(b)	215,359	5,452,890
Kronos Worldwide Inc.	215,776	2,891,398
Livent Corp.(a)(b)	1,401,701	11,984,544
LSB Industries Inc.(a)	223,830	940,086
Marrone Bio Innovations Inc.(a)(b)	67,793	68,471
Minerals Technologies Inc.	332,356	19,153,676
Orion Engineered Carbons SA	188,909	3,645,944
PolyOne Corp.	40,982	1,507,728
PQ Group Holdings Inc.(a)(b)	361,917	6,217,734
Rayonier Advanced Materials Inc.	479,132	1,839,867
Sensient Technologies Corp.	190,597	12,596,556
Stepan Co.	174,311	17,856,419
Trecora Resources(a)(b)	200,632	1,434,519
Tredegar Corp.	251,114	5,612,398
Trinseo SA	374,639	13,940,317
Tronox Holdings PLC, Class A(a)	476,704	5,443,960
Valhi Inc.	286,281	535,345

		154,266,520

Commercial Services & Supplies — 1.8%
ABM Industries Inc.	636,344	23,996,532
ACCO Brands Corp.	925,542	8,663,073
Advanced Disposal Services Inc.(a)(b)	40,972	1,346,750
Brady Corp., Class A, NVS	82,705	4,735,688
BrightView Holdings Inc.(a)(b)	298,334	5,032,895
CECO Environmental Corp.(a)(b)	270,059	2,068,652
Charah Solutions Inc.(a)(b)	89,324	217,951
CompX International Inc.	17,102	249,518
Deluxe Corp.	378,324	18,885,934
Ennis Inc.	243,617	5,274,308
Heritage-Crystal Clean Inc.(a)(b)	41,102	1,289,370
HNI Corp.	88,361	3,310,003
Interface Inc.	55,821	926,070
Kimball International Inc., Class B, NVS	46,686	965,000
Knoll Inc.	29,864	754,365
Matthews International Corp., Class A	296,063	11,300,725
McGrath RentCorp.	73,989	5,663,118
Mobile Mini Inc.	280,443	10,631,594
NL Industries Inc.(a)	86,548	338,403
PICO Holdings Inc.(a)	165,469	1,840,015
Pitney Bowes Inc.	782,326	3,152,774
Quad/Graphics Inc.	313,377	1,463,471

Schedule of Investments (unaudited) (continued) December 31, 2019	iShares® Russell 2000 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Commercial Services & Supplies (continued)
RR Donnelley & Sons Co.	690,754	$2,728,478
SP Plus Corp.(a)(b)	219,407	9,309,439
Steelcase Inc., Class A	629,905	12,887,856
Team Inc.(a)(b)	284,448	4,542,634
UniFirst Corp./MA	144,688	29,224,082
VSE Corp.	76,478	2,909,223

		173,707,921

Communications Equipment — 1.4%
ADTRAN Inc.	456,341	4,513,212
Applied Optoelectronics Inc.(a)(b)	186,962	2,221,109
CalAmp Corp.(a)	316,260	3,029,771
Calix Inc.(a)(b)	220,654	1,765,232
Cambium Networks Corp.(a)	6,977	60,979
Casa Systems Inc.(a)(b)	40,414	165,293
Comtech Telecommunications Corp.	224,302	7,960,478
DASAN Zhone Solutions Inc.(a)(b)	3,592	31,825
Digi International Inc.(a)	266,342	4,719,580
Harmonic Inc.(a)(b)	835,884	6,519,895
Infinera Corp.(a)(b)	1,688,696	13,408,246
Inseego Corp.(a)(b)	437,027	3,203,408
KVH Industries Inc.(a)(b)	143,913	1,601,752
Lumentum Holdings Inc.(a)(b)	737,349	58,471,776
NETGEAR Inc.(a)(b)	284,147	6,964,443
NetScout Systems Inc.(a)(b)	685,012	16,488,239
Ribbon Communications Inc.(a)(b)	560,927	1,738,874
TESSCO Technologies Inc.	58,145	652,387

		133,516,499

Construction & Engineering — 0.8%
Aegion Corp.(a)(b)	290,878	6,506,941
Ameresco Inc., Class A(a)(b)	212,456	3,717,980
Arcosa Inc.	464,977	20,714,725
Argan Inc.	20,996	842,779
Concrete Pumping Holdings Inc.(a)(b)	148,735	813,581
Construction Partners Inc., Class A(a)(b)	103,384	1,744,088
Dycom Industries Inc.(a)(b)	58,389	2,753,041
EMCOR Group Inc.	133,926	11,557,814
Granite Construction Inc.	381,449	10,554,694
Great Lakes Dredge & Dock Corp.(a)(b)	68,903	780,671
IES Holdings Inc.(a)(b)	41,430	1,063,094
Northwest Pipe Co.(a)(b)	92,754	3,089,636
Primoris Services Corp.	138,615	3,082,798
Sterling Construction Co. Inc.(a)(b)	197,337	2,778,505
Tutor Perini Corp.(a)(b)	382,048	4,913,137
WillScot Corp.(a)(b)	164,649	3,044,360

		77,957,844

Construction Materials — 0.2%
Summit Materials Inc., Class A(a)(b)	878,397	20,993,688
U.S. Lime & Minerals Inc.	17,947	1,620,614

		22,614,302

Consumer Finance — 0.6%
Elevate Credit Inc.(a)	63,219	281,324
Encore Capital Group Inc.(a)(b)	296,206	10,473,844
Enova International Inc.(a)(b)	110,364	2,655,358
EZCORP Inc., Class A, NVS(a)	490,995	3,348,586
Green Dot Corp., Class A(a)	79,048	1,841,818
LendingClub Corp.(a)(b)	633,290	7,992,120
Medallion Financial Corp.(a)(b)	193,927	1,409,849
Nelnet Inc., Class A	171,824	10,007,030
Oportun Financial Corp.(a)(b)	38,108	906,970

Security	Shares	Value

Consumer Finance (continued)
PRA Group Inc.(a)(b)	430,152	$15,614,518
Regional Management Corp.(a)(b)	40,561	1,218,047
World Acceptance Corp.(a)(b)	21,724	1,876,954

		57,626,418

Containers & Packaging — 0.2%
Greif Inc., Class A, NVS	246,542	10,897,156
Greif Inc., Class B	56,664	2,933,495
UFP Technologies Inc.(a)	59,039	2,928,925

		16,759,576

Distributors — 0.0%
Greenlane Holdings Inc., Class A(a)(b)	34,893	113,577
Weyco Group Inc.	57,744	1,527,329

		1,640,906

Diversified Consumer Services — 0.9%
Adtalem Global Education Inc.(a)	513,966	17,973,391
American Public Education Inc.(a)	144,137	3,947,912
Carriage Services Inc.	157,802	4,039,731
Collectors Universe Inc.	8,131	187,419
Houghton Mifflin Harcourt Co.(a)(b)	997,376	6,233,600
K12 Inc.(a)	341,669	6,952,964
Laureate Education Inc., Class A(a)(b)	1,126,101	19,830,639
OneSpaWorld Holdings Ltd.(a)	432,802	7,288,386
Regis Corp.(a)(b)	208,317	3,722,625
Select Interior Concepts Inc., Class A(a)	142,797	1,283,745
WW International Inc.(a)(b)	446,608	17,064,892

		88,525,304

Diversified Financial Services — 0.5%
Alerus Financial Corp.	15,643	357,442
Banco Latinoamericano de Comercio Exterior SA, Class E	294,468	6,295,726
Cannae Holdings Inc.(a)(b)	645,954	24,023,029
FGL Holdings	1,389,298	14,796,024
Marlin Business Services Corp.	57,020	1,253,300
On Deck Capital Inc.(a)(b)	600,023	2,484,095

		49,209,616

Diversified Telecommunication Services — 0.5%
ATN International Inc.	105,579	5,848,021
Bandwidth Inc., Class A(a)(b)	24,770	1,586,518
Cincinnati Bell Inc.(a)	451,765	4,729,980
Consolidated Communications Holdings Inc.	687,753	2,668,482
Frontier Communications Corp.(a)(b)	976,133	868,368
IDT Corp., Class B(a)	40,660	293,159
Intelsat SA(a)	639,641	4,496,676
Iridium Communications Inc.(a)	946,455	23,320,651
ORBCOMM Inc.(a)	135,664	571,145
Pareteum Corp.(a)(b)	537,266	234,946
Vonage Holdings Corp.(a)(b)	705,961	5,231,171

		49,849,117

Electric Utilities — 1.8%
ALLETE Inc.	495,530	40,222,170
El Paso Electric Co.	322,424	21,889,365
Genie Energy Ltd., Class B	81,269	628,209
MGE Energy Inc.	212,823	16,774,709
Otter Tail Corp.	211,500	10,847,835
PNM Resources Inc.	759,919	38,535,493
Portland General Electric Co.	856,425	47,779,951

		176,677,732

Schedule of Investments (unaudited) (continued) December 31, 2019	iShares® Russell 2000 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Electrical Equipment — 0.5%
American Superconductor Corp.(a)(b)	143,941	$1,129,937
AZZ Inc.	171,336	7,872,889
Bloom Energy Corp., Class A(a)(b)	526,666	3,934,195
Encore Wire Corp.	195,434	11,217,912
EnerSys	142,116	10,634,540
Powell Industries Inc.	86,605	4,242,779
Preformed Line Products Co.	29,434	1,776,342
Thermon Group Holdings Inc.(a)	223,375	5,986,450

		46,795,044

Electronic Equipment, Instruments & Components — 3.2%
Anixter International Inc.(a)	291,297	26,828,454
Arlo Technologies Inc.(a)(b)	722,676	3,042,466
AVX Corp.	448,849	9,187,939
Bel Fuse Inc., Class B, NVS	92,761	1,901,600
Belden Inc.(b)	372,967	20,513,185
Benchmark Electronics Inc.	352,117	12,098,740
CTS Corp.	310,194	9,308,922
Daktronics Inc.	356,555	2,171,420
ePlus Inc.(a)	15,977	1,346,701
Fabrinet(a)	27,751	1,799,375
FARO Technologies Inc.(a)	9,811	493,984
Fitbit Inc., Class A(a)(b)	1,693,129	11,123,857
II-VI Inc.(a)(b)	304,079	10,238,340
Insight Enterprises Inc.(a)(b)	210,616	14,804,199
KEMET Corp.	543,994	14,715,038
Kimball Electronics Inc.(a)(b)	221,622	3,889,466
Knowles Corp.(a)(b)	775,860	16,409,439
Methode Electronics Inc.	349,251	13,743,027
MTS Systems Corp.	114,310	5,490,309
PC Connection Inc.	108,166	5,371,523
Plexus Corp.(a)(b)	239,240	18,407,126
Sanmina Corp.(a)	505,442	17,306,334
ScanSource Inc.(a)(b)	241,903	8,938,316
Tech Data Corp.(a)	338,716	48,639,618
TTM Technologies Inc.(a)(b)	945,560	14,230,678
Vishay Intertechnology Inc.	1,268,012	26,995,975
Vishay Precision Group Inc.(a)(b)	24,695	839,630

		319,835,661

Energy Equipment & Services — 1.7%
Archrock Inc.	1,228,927	12,338,427
Covia Holdings Corp.(a)(b)	390,981	797,601
Diamond Offshore Drilling Inc.(a)(b)	624,615	4,490,982
Dril-Quip Inc.(a)(b)	345,161	16,191,503
Era Group Inc.(a)(b)	191,807	1,950,677
Exterran Corp.(a)	274,820	2,151,841
Forum Energy Technologies Inc.(a)(b)	777,823	1,306,743
Frank’s International NV(a)	1,018,718	5,266,772
FTS International Inc.(a)(b)	164,850	171,444
Geospace Technologies Corp.(a)(b)	124,354	2,085,417
Helix Energy Solutions Group Inc.(a)(b)	1,352,892	13,028,350
Independence Contract Drilling Inc.(a)(b)	451,055	449,612
KLX Energy Services Holdings Inc.(a)(b)	195,646	1,259,960
Liberty Oilfield Services Inc., Class A	356,612	3,965,525
Mammoth Energy Services Inc.	122,130	268,686
Matrix Service Co.(a)	255,679	5,849,936
McDermott International Inc.(a)(b)	1,714,431	1,159,984
Nabors Industries Ltd.	3,362,194	9,683,119
National Energy Services Reunited Corp.(a)	225,833	2,059,597
Natural Gas Services Group Inc.(a)(b)	118,200	1,449,132

Security	Shares	Value

Energy Equipment & Services (continued)
NCS Multistage Holdings Inc.(a)(b)	125,454	$263,453
Newpark Resources Inc.(a)(b)	855,420	5,363,483
NexTier Oilfield Solutions Inc.(a)(b)	1,522,987	10,204,013
Nine Energy Service Inc.(a)(b)	149,379	1,168,144
Noble Corp. PLC(a)	2,399,374	2,927,236
Oceaneering International Inc.(a)(b)	949,909	14,163,143
Oil States International Inc.(a)	575,464	9,385,818
Pacific Drilling SA(a)	280,602	1,144,856
Parker Drilling Co.(a)	87,633	1,971,742
ProPetro Holding Corp.(a)(b)	329,627	3,708,304
RigNet Inc.(a)(b)	14,969	98,795
RPC Inc.	564,932	2,960,244
SEACOR Holdings Inc.(a)(b)	166,243	7,173,385
SEACOR Marine Holdings Inc.(a)(b)	181,109	2,497,493
Seadrill Ltd.(a)	550,975	1,399,476
Select Energy Services Inc., Class A(a)	566,259	5,254,884
Smart Sand Inc.(a)(b)	236,937	597,081
TETRA Technologies Inc.(a)(b)	1,139,070	2,232,577
Tidewater Inc.(a)(b)	375,996	7,249,203
U.S. Silica Holdings Inc.	706,415	4,344,452
U.S. Well Services Inc.(a)(b)	39,620	74,882

		170,107,972

Entertainment — 0.2%
AMC Entertainment Holdings Inc., Class A(b)	493,535	3,573,193
Eros International PLC(a)	638,428	2,164,271
Gaia Inc.(a)(b)	98,732	788,869
Marcus Corp. (The)	213,245	6,774,793
Reading International Inc., Class A, NVS(a)(b)	159,557	1,785,443

		15,086,569

Equity Real Estate Investment Trusts (REITs) — 10.5%
Acadia Realty Trust	815,882	21,155,820
Agree Realty Corp.	395,535	27,754,691
Alexander & Baldwin Inc.	653,844	13,704,570
American Finance Trust Inc.	955,404	12,668,657
Armada Hoffler Properties Inc.	360,256	6,610,698
Ashford Hospitality Trust Inc.	881,326	2,458,900
Braemar Hotels & Resorts Inc.	292,065	2,608,140
BRT Apartments Corp.	96,480	1,637,266
CareTrust REIT Inc.	228,772	4,719,566
CatchMark Timber Trust Inc., Class A	470,049	5,391,462
CBL & Associates Properties Inc.(b)	1,593,584	1,673,263
Cedar Realty Trust Inc.	806,076	2,377,924
Chatham Lodging Trust	442,184	8,109,655
CIM Commercial Trust Corp.	12,364	179,278
City Office REIT Inc.	508,819	6,879,233
Community Healthcare Trust Inc.	71,835	3,078,848
CoreCivic Inc.	1,138,710	19,790,780
CorEnergy Infrastructure Trust Inc.	122,979	5,498,391
CorePoint Lodging Inc.	387,893	4,142,697
DiamondRock Hospitality Co.	1,924,850	21,327,338
Diversified Healthcare Trust	2,262,650	19,096,766
Easterly Government Properties Inc.	548,600	13,018,278
Essential Properties Realty Trust Inc.	685,099	16,997,306
Farmland Partners Inc.(b)	272,380	1,846,736
First Industrial Realty Trust Inc.	958,255	39,777,165
Franklin Street Properties Corp.	998,910	8,550,670
Front Yard Residential Corp.	473,176	5,838,992
Getty Realty Corp.	319,995	10,518,236
Gladstone Commercial Corp.	207,433	4,534,485

Schedule of Investments (unaudited) (continued) December 31, 2019	iShares® Russell 2000 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Gladstone Land Corp.	174,896	$2,268,401
Global Medical REIT Inc.	308,872	4,086,377
Global Net Lease Inc.	858,916	17,418,817
Hannon Armstrong Sustainable Infrastructure Capital Inc.	562,190	18,091,274
Healthcare Realty Trust Inc.	1,263,254	42,154,786
Hersha Hospitality Trust	327,681	4,767,759
Independence Realty Trust Inc.	864,689	12,174,821
Industrial Logistics Properties Trust	619,405	13,887,060
Investors Real Estate Trust	111,747	8,101,658
iStar Inc.	169,173	2,454,700
Jernigan Capital Inc.	206,395	3,950,400
Kite Realty Group Trust	791,944	15,466,666
Lexington Realty Trust	2,306,261	24,492,492
LTC Properties Inc.	192,220	8,605,689
Mack-Cali Realty Corp.	825,992	19,105,195
Monmouth Real Estate Investment Corp.	751,578	10,882,849
National Health Investors Inc.	229,992	18,739,748
New Senior Investment Group Inc.	448,704	3,432,586
Office Properties Income Trust	455,536	14,640,927
One Liberty Properties Inc.	148,313	4,032,631
Pebblebrook Hotel Trust	1,243,093	33,327,323
Pennsylvania REIT(b)	339,413	1,809,071
Physicians Realty Trust	1,800,473	34,100,959
Piedmont Office Realty Trust Inc., Class A	1,196,898	26,619,012
PotlatchDeltic Corp.	632,198	27,355,207
Preferred Apartment Communities Inc., Class A	436,548	5,814,819
Retail Opportunity Investments Corp.	1,089,966	19,248,800
Retail Value Inc.	136,319	5,016,539
Rexford Industrial Realty Inc.	1,056,255	48,239,166
RLJ Lodging Trust	1,612,754	28,578,001
RPT Realty	748,894	11,263,366
Sabra Health Care REIT Inc.	1,842,025	39,308,814
Safehold Inc.	95,326	3,841,638
Saul Centers Inc.	10,821	571,132
Seritage Growth Properties, Class A(b)	292,947	11,741,316
STAG Industrial Inc.	1,276,713	40,305,829
Summit Hotel Properties Inc.	987,376	12,184,220
Sunstone Hotel Investors Inc.	2,145,658	29,867,559
Terreno Realty Corp.	566,389	30,664,301
UMH Properties Inc.	55,878	878,961
Universal Health Realty Income Trust	11,253	1,320,652
Urban Edge Properties	1,100,217	21,102,162
Urstadt Biddle Properties Inc., Class A	282,135	7,008,233
Washington Prime Group Inc.	1,784,909	6,497,069
Washington REIT	766,679	22,371,693
Whitestone REIT	371,399	5,058,454
Xenia Hotels & Resorts Inc.	1,083,433	23,412,987

		1,038,207,930

Food & Staples Retailing — 0.7%
Andersons Inc. (The)	302,307	7,642,321
BJ’s Wholesale Club Holdings Inc.(a)(b)	699,073	15,896,920
Ingles Markets Inc., Class A	135,882	6,455,754
Natural Grocers by Vitamin Cottage Inc.(b)	93,551	923,348
PriceSmart Inc.	196,268	13,938,953
Rite Aid Corp.(a)(b)	520,895	8,058,246
SpartanNash Co.	340,900	4,854,416
United Natural Foods Inc.(a)(b)	509,872	4,466,479
Village Super Market Inc., Class A	77,537	1,798,858

Security	Shares	Value

Food & Staples Retailing (continued)
Weis Markets Inc.	92,084	$3,728,481

		67,763,776

Food Products — 1.4%
Alico Inc.	38,934	1,395,005
B&G Foods Inc.(b)	545,281	9,776,888
Cal-Maine Foods Inc.(b)	301,071	12,870,785
Darling Ingredients Inc.(a)(b)	1,565,971	43,972,466
Farmer Bros. Co.(a)(b)	99,520	1,498,771
Fresh Del Monte Produce Inc.	292,575	10,234,273
Hostess Brands Inc.(a)(b)	1,139,177	16,563,634
Lancaster Colony Corp.	49,830	7,977,783
Landec Corp.(a)(b)	246,973	2,793,265
Limoneira Co.	107,207	2,061,591
Sanderson Farms Inc.(b)	30,513	5,377,001
Seneca Foods Corp., Class A(a)(b)	64,860	2,645,639
Simply Good Foods Co. (The)(a)(b)	786,991	22,460,723
Tootsie Roll Industries Inc.(b)	18,393	627,937

		140,255,761

Gas Utilities — 2.0%
New Jersey Resources Corp.	791,829	35,291,819
Northwest Natural Holding Co.	246,641	18,184,841
ONE Gas Inc.	498,360	46,631,545
RGC Resources Inc.	71,767	2,051,101
South Jersey Industries Inc.	762,302	25,140,720
Southwest Gas Holdings Inc.	460,952	35,018,523
Spire Inc.	475,199	39,588,829

		201,907,378

Health Care Equipment & Supplies — 0.6%
Alphatec Holdings Inc.(a)	40,666	288,525
AngioDynamics Inc.(a)	348,544	5,580,190
Apyx Medical Corp.(a)(b)	285,465	2,415,034
Avanos Medical Inc.(a)(b)	452,044	15,233,883
Cerus Corp.(a)(b)	148,531	626,801
ElectroCore Inc.(a)(b)	121,966	193,926
Integer Holdings Corp.(a)	83,172	6,689,524
Invacare Corp.	326,358	2,943,749
LeMaitre Vascular Inc.(b)	24,515	881,314
LivaNova PLC(a)	98,219	7,408,659
Meridian Bioscience Inc.	370,684	3,621,583
OraSure Technologies Inc.(a)(b)	589,214	4,731,388
Orthofix Medical Inc.(a)	41,837	1,932,033
Rockwell Medical Inc.(a)(b)	41,227	100,594
RTI Surgical Holdings Inc.(a)(b)	533,879	1,462,829
SeaSpine Holdings Corp.(a)(b)	155,718	1,870,173
Sientra Inc.(a)	58,224	520,523
TransEnterix Inc.(a)(b)	40,713	59,848
TransMedics Group Inc.(a)(b)	19,415	369,079
Utah Medical Products Inc.	5,426	585,465
Varex Imaging Corp.(a)	206,919	6,168,255

		63,683,375

Health Care Providers & Services — 0.9%
American Renal Associates Holdings Inc.(a)(b)	100,004	1,037,041
Avalon GloboCare Corp.(a)(b)	39,907	77,021
Brookdale Senior Living Inc.(a)(b)	1,763,959	12,823,982
Community Health Systems Inc.(a)(b)	831,630	2,411,727
Cross Country Healthcare Inc.(a)(b)	297,063	3,451,872
Diplomat Pharmacy Inc.(a)	558,113	2,232,452
Enzo Biochem Inc.(a)(b)	414,775	1,090,858
Exagen Inc.(a)	6,311	160,299

Schedule of Investments (unaudited) (continued) December 31, 2019	iShares® Russell 2000 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Providers & Services (continued)
Hanger Inc.(a)	291,534	$8,049,254
Magellan Health Inc.(a)	93,116	7,286,327
National HealthCare Corp.	116,624	10,079,812
Option Care Health Inc.(a)(b)	1,054,072	3,931,689
Owens & Minor Inc.(b)	593,075	3,066,198
Patterson Companies Inc.	798,954	16,362,578
Progyny Inc.(a)	61,072	1,676,426
Surgery Partners Inc.(a)(b)	211,926	3,317,702
Tenet Healthcare Corp.(a)(b)	63,896	2,429,965
Tivity Health Inc.(a)(b)	456,364	9,284,726
Triple-S Management Corp., Class B(a)	219,062	4,050,456

		92,820,385

Health Care Technology — 0.3%
Allscripts Healthcare Solutions Inc.(a)(b)	1,543,197	15,146,478
Computer Programs & Systems Inc.	123,599	3,263,014
Evolent Health Inc., Class A(a)(b)	553,297	5,007,338
Health Catalyst Inc.(a)(b)	10,879	377,501
HealthStream Inc.(a)	155,077	4,218,094
Livongo Health Inc.(a)(b)	19,397	486,089
Phreesia Inc.(a)(b)	13,703	365,048

		28,863,562

Hotels, Restaurants & Leisure — 1.3%
BBX Capital Corp.	603,621	2,879,272
Biglari Holdings Inc., Class B, NVS(a)(b)	1,697	194,171
Bluegreen Vacations Corp.	64,726	669,267
Boyd Gaming Corp.	71,752	2,148,255
Brinker International Inc.	87,997	3,695,874
Carrols Restaurant Group Inc.(a)(b)	312,048	2,199,938
Century Casinos Inc.(a)(b)	256,188	2,029,009
Chuy’s Holdings Inc.(a)(b)	119,126	3,087,746
Del Taco Restaurants Inc.(a)(b)	280,153	2,214,610
Denny’s Corp.(a)(b)	141,796	2,818,905
Dine Brands Global Inc.	62,005	5,178,658
Drive Shack Inc.(a)(b)	69,163	253,137
El Pollo Loco Holdings Inc.(a)(b)	186,545	2,824,291
Fiesta Restaurant Group Inc.(a)(b)	228,748	2,262,318
Golden Entertainment Inc.(a)	81,972	1,575,502
Habit Restaurants Inc. (The), Class A(a)(b)	132,442	1,381,370
Inspired Entertainment Inc.(a)(b)	10,879	73,433
J Alexander’s Holdings Inc.(a)(b)	120,707	1,153,959
Jack in the Box Inc.	208,067	16,235,468
Kura Sushi USA Inc., Class A(a)(b)	14,585	371,188
Marriott Vacations Worldwide Corp.	323,919	41,707,810
Monarch Casino & Resort Inc.(a)(b)	22,566	1,095,579
Nathan’s Famous Inc.	16,405	1,162,786
Papa John’s International Inc.	22,819	1,441,020
Penn National Gaming Inc.(a)(b)	932,306	23,829,741
Potbelly Corp.(a)(b)	198,152	836,201
RCI Hospitality Holdings Inc.(b)	89,353	1,831,737
Red Lion Hotels Corp.(a)(b)	222,977	831,704
Red Robin Gourmet Burgers Inc.(a)(b)	123,295	4,071,201
Wingstop Inc.	21,345	1,840,579

		131,894,729

Household Durables — 1.6%
Bassett Furniture Industries Inc.	93,339	1,556,894
Beazer Homes USA Inc.(a)(b)	274,475	3,878,332
Century Communities Inc.(a)	146,051	3,994,495
Ethan Allen Interiors Inc.	232,063	4,423,121
Flexsteel Industries Inc.	70,252	1,399,420

Security	Shares	Value

Household Durables (continued)
GoPro Inc., Class A(a)(b)	92,040	$399,454
Green Brick Partners Inc.(a)(b)	224,733	2,579,935
Hooker Furniture Corp.	102,681	2,637,875
KB Home	653,916	22,409,701
La-Z-Boy Inc.	248,853	7,833,892
Legacy Housing Corp.(a)(b)	31,500	524,160
Lifetime Brands Inc.	109,723	762,575
M/I Homes Inc.(a)(b)	258,517	10,172,644
MDC Holdings Inc.	481,708	18,381,977
Meritage Homes Corp.(a)(b)	346,243	21,158,910
Purple Innovation Inc.(a)	57,022	496,662
Taylor Morrison Home Corp.(a)(b)	865,275	18,914,911
TRI Pointe Group Inc.(a)(b)	1,319,987	20,565,397
Tupperware Brands Corp.	467,548	4,011,562
Universal Electronics Inc.(a)(b)	12,010	627,642
William Lyon Homes, Class A(a)	303,250	6,058,935
ZAGG Inc.(a)(b)	250,016	2,027,630

		154,816,124

Household Products — 0.2%
Central Garden & Pet Co.(a)	101,575	3,155,935
Central Garden & Pet Co., Class A, NVS(a)	400,344	11,754,100
Oil-Dri Corp. of America	48,737	1,766,716

		16,676,751

Independent Power and Renewable Electricity Producers — 0.7%
Atlantic Power Corp.(a)	374,771	873,216
Clearway Energy Inc., Class A	333,052	6,367,954
Clearway Energy Inc., Class C	707,053	14,105,707
Ormat Technologies Inc.(b)	244,261	18,202,330
Pattern Energy Group Inc., Class A	843,785	22,575,468
Sunnova Energy International Inc.(a)(b)	90,473	1,009,679
TerraForm Power Inc., Class A	218,697	3,365,747

		66,500,101

Insurance — 3.2%
Ambac Financial Group Inc.(a)	430,599	9,288,021
American Equity Investment Life Holding Co.	831,352	24,882,365
AMERISAFE Inc.	180,437	11,914,255
Argo Group International Holdings Ltd.	312,070	20,518,603
BRP Group Inc., Class A(a)(b)	84,720	1,359,756
Citizens Inc./TX(a)(b)	465,011	3,138,824
CNO Financial Group Inc.	1,442,862	26,159,088
Crawford & Co., Class A, NVS	21,451	246,043
Donegal Group Inc., Class A	97,133	1,439,511
Employers Holdings Inc.	285,554	11,921,880
Enstar Group Ltd.(a)	90,983	18,820,743
FBL Financial Group Inc., Class A	92,482	5,449,964
FedNat Holding Co.	50,784	844,538
Genworth Financial Inc., Class A(a)(b)	4,837,495	21,284,978
Global Indemnity Ltd.	65,495	1,940,617
Greenlight Capital Re Ltd., Class A(a)	283,589	2,867,085
GWG Holdings Inc.(a)(b)	13,265	130,262
Hallmark Financial Services Inc.(a)	124,718	2,191,295
HCI Group Inc.	58,446	2,668,060
Heritage Insurance Holdings Inc.	223,036	2,955,227
Horace Mann Educators Corp.	374,818	16,364,554
Independence Holding Co.	48,371	2,035,452
Investors Title Co.	11,106	1,768,075
James River Group Holdings Ltd.	149,362	6,155,208
MBIA Inc.(a)	651,513	6,059,071
National General Holdings Corp.	258,782	5,719,082

Schedule of Investments (unaudited) (continued) December 31, 2019	iShares® Russell 2000 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Insurance (continued)
National Western Life Group Inc., Class A	21,947	$6,383,943
NI Holdings Inc.(a)(b)	89,662	1,542,187
ProAssurance Corp.	478,536	17,294,291
ProSight Global Inc.(a)(b)	51,390	828,921
Protective Insurance Corp., Class B	88,281	1,420,441
Safety Insurance Group Inc.	140,705	13,019,434
Selective Insurance Group Inc.	305,996	19,947,879
State Auto Financial Corp.	155,599	4,826,681
Stewart Information Services Corp.	215,194	8,777,763
Third Point Reinsurance Ltd.(a)	703,843	7,404,428
Tiptree Inc.	233,757	1,902,782
United Fire Group Inc.	185,523	8,112,921
United Insurance Holdings Corp.	201,244	2,537,687
Universal Insurance Holdings Inc.	187,681	5,253,191
Watford Holdings Ltd.(a)	182,302	4,586,718

		311,961,824

Interactive Media & Services — 0.1%
Care.com Inc.(a)	18,060	271,442
Cars.com Inc.(a)(b)	558,246	6,821,766
DHI Group Inc.(a)(b)	480,701	1,446,910
Meet Group Inc. (The)(a)	252,819	1,266,623
TrueCar Inc.(a)	138,234	656,612

		10,463,353

Internet & Direct Marketing Retail — 0.3%
Lands’ End Inc.(a)(b)	99,840	1,677,312
Leaf Group Ltd.(a)(b)	41,807	167,228
Liquidity Services Inc.(a)	257,487	1,534,623
Overstock.com Inc.(a)(b)	217,110	1,530,626
PetMed Express Inc.	134,375	3,160,500
Quotient Technology Inc.(a)(b)	651,040	6,419,254
RealReal Inc. (The)(a)(b)	123,421	2,326,486
Rubicon Project Inc. (The)(a)	157,627	1,286,236
Stamps.com Inc.(a)(b)	157,520	13,156,070
Stitch Fix Inc., Class A(a)(b)	44,165	1,133,274
Waitr Holdings Inc.(a)(b)	396,907	127,804

		32,519,413

IT Services — 1.6%
Cardtronics PLC, Class A(a)	68,384	3,053,346
Conduent Inc.(a)(b)	1,653,915	10,254,273
Exela Technologies Inc.(a)(b)	108,926	44,409
Hackett Group Inc. (The)	22,996	371,155
Information Services Group Inc.(a)(b)	324,143	820,082
KBR Inc.	1,353,492	41,281,506
Limelight Networks Inc.(a)(b)	660,878	2,696,382
LiveRamp Holdings Inc.(a)(b)	640,605	30,793,882
ManTech International Corp./VA, Class A	255,946	20,444,967
Perspecta Inc.(b)	1,239,616	32,775,447
StarTek Inc.(a)(b)	152,744	1,218,897
Sykes Enterprises Inc.(a)	364,264	13,474,125
Unisys Corp.(a)(b)	151,387	1,795,450

		159,023,921

Leisure Products — 0.4%
Acushnet Holdings Corp.	335,534	10,904,855
American Outdoor Brands Corp.(a)(b)	518,370	4,810,474
Callaway Golf Co.(b)	893,291	18,937,769
Clarus Corp.(b)	78,865	1,069,409
Escalade Inc.	100,588	988,780
Johnson Outdoors Inc., Class A	17,855	1,369,479
Sturm Ruger & Co. Inc.	14,349	674,834

Security	Shares	Value

Leisure Products (continued)
Vista Outdoor Inc.(a)(b)	557,734	$4,171,850

		42,927,450

Life Sciences Tools & Services — 0.4%
Luminex Corp.	400,892	9,284,659
NanoString Technologies Inc.(a)(b)	31,172	867,205
Pacific Biosciences of California Inc.(a)(b)	120,384	618,774
Personalis Inc.(a)	17,972	195,895
Syneos Health Inc.(a)(b)	551,656	32,809,740

		43,776,273

Machinery — 3.3%
Actuant Corp., Class A(b)	267,994	6,975,884
Alamo Group Inc.(b)	13,198	1,657,009
Altra Industrial Motion Corp.	614,875	22,264,624
Astec Industries Inc.	213,461	8,965,362
Barnes Group Inc.	396,383	24,559,891
Blue Bird Corp.(a)(b)	70,854	1,623,974
Briggs & Stratton Corp.	401,040	2,670,926
CIRCOR International Inc.(a)	186,627	8,629,632
Columbus McKinnon Corp./NY	87,029	3,483,771
Commercial Vehicle Group Inc.(a)(b)	298,919	1,898,136
Eastern Co. (The)	50,802	1,550,985
EnPro Industries Inc.	178,752	11,954,934
ESCO Technologies Inc.	14,593	1,349,852
Federal Signal Corp.	33,115	1,067,959
Franklin Electric Co. Inc.	23,269	1,333,779
Gencor Industries Inc.(a)(b)	79,087	922,945
Gorman-Rupp Co. (The)	134,912	5,059,200
Graham Corp.	85,358	1,867,633
Greenbrier Companies Inc. (The)	306,513	9,940,217
Hillenbrand Inc.	304,109	10,129,871
Hurco Companies Inc.	59,672	2,289,018
Hyster-Yale Materials Handling Inc.	96,784	5,706,385
Kennametal Inc.	784,889	28,954,555
LB Foster Co., Class A(a)	88,034	1,706,099
Lindsay Corp.	67,277	6,457,919
Luxfer Holdings PLC	20,967	388,099
Lydall Inc.(a)	163,838	3,361,956
Manitowoc Co. Inc. (The)(a)(b)	335,186	5,865,755
Meritor Inc.(a)(b)	119,566	3,131,433
Miller Industries Inc./TN	98,515	3,657,862
Mueller Industries Inc.	239,067	7,590,377
Mueller Water Products Inc., Class A	605,859	7,258,191
Navistar International Corp.(a)(b)	475,382	13,757,555
NN Inc.	405,431	3,750,237
Park-Ohio Holdings Corp.	82,842	2,787,633
REV Group Inc.	220,340	2,694,758
Rexnord Corp.(a)(b)	908,376	29,631,225
Spartan Motors Inc.	86,106	1,556,796
SPX Corp.(a)	78,437	3,990,875
SPX FLOW Inc.(a)(b)	399,422	19,519,753
Standex International Corp.	117,719	9,341,003
Terex Corp.	148,382	4,418,816
Titan International Inc.	471,429	1,706,573
TriMas Corp.(a)	427,582	13,430,351
Twin Disc Inc.(a)	97,694	1,076,588
Wabash National Corp.	516,602	7,588,883
Watts Water Technologies Inc., Class A	114,970	11,469,407

		330,994,686

Schedule of Investments (unaudited) (continued) December 31, 2019	iShares® Russell 2000 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Marine — 0.3%
Costamare Inc.	492,627	$4,694,735
Eagle Bulk Shipping Inc.(a)	437,368	2,011,893
Genco Shipping & Trading Ltd.	142,605	1,514,465
Matson Inc.	405,336	16,537,709
Safe Bulkers Inc.(a)	479,829	815,709
Scorpio Bulkers Inc.	423,953	2,700,581

		28,275,092

Media — 1.4%
Boston Omaha Corp., Class A(a)(b)	26,844	564,798
Clear Channel Outdoor Holdings Inc.(a)	370,131	1,058,575
comScore Inc.(a)(b)	460,190	2,273,339
Cumulus Media Inc., Class A(a)(b)	140,268	2,464,509
Daily Journal Corp.(a)(b)	10,662	3,096,458
Emerald Expositions Events Inc.	241,832	2,551,328
Entercom Communications Corp., Class A	1,136,944	5,275,420
Entravision Communications Corp., Class A	470,605	1,232,985
EW Scripps Co. (The), Class A, NVS	521,301	8,189,639
Fluent Inc.(a)(b)	30,467	76,167
Gannett Co. Inc.	1,120,011	7,145,670
Gray Television Inc.(a)(b)	516,885	11,082,014
Hemisphere Media Group Inc.(a)(b)	13,214	196,228
Lee Enterprises Inc.(a)(b)	503,229	714,585
Liberty Latin America Ltd., Class A(a)	440,494	8,501,534
Liberty Latin America Ltd., Class C, NVS(a)	1,087,916	21,170,845
Marchex Inc., Class B(a)	325,889	1,231,860
MSG Networks Inc., Class A(a)(b)	409,755	7,129,737
National CineMedia Inc.	535,244	3,901,929
Saga Communications Inc., Class A	35,696	1,085,158
Scholastic Corp., NVS	283,419	10,897,461
TEGNA Inc.	2,078,061	34,682,838
Tribune Publishing Co.	172,272	2,267,100
WideOpenWest Inc.(a)(b)	231,610	1,718,546

		138,508,723

Metals & Mining — 2.0%
AK Steel Holding Corp.(a)	1,703,229	5,603,623
Allegheny Technologies Inc.(a)(b)	1,202,160	24,836,626
Carpenter Technology Corp.	450,155	22,408,716
Century Aluminum Co.(a)(b)	486,106	3,653,086
Cleveland-Cliffs Inc.(b)	2,184,449	18,349,372
Coeur Mining Inc.(a)(b)	2,271,916	18,357,081
Commercial Metals Co.	1,126,967	25,097,555
Ferroglobe PLC(c)	532,035	5
Gold Resource Corp.(b)	589,742	3,267,171
Haynes International Inc.	119,479	4,274,959
Hecla Mining Co.(b)	4,682,610	15,874,048
Kaiser Aluminum Corp.	72,550	8,045,069
Materion Corp.	115,220	6,849,829
NovaGold Resources Inc.(a)(b)	668,699	5,991,543
Olympic Steel Inc.(b)	86,671	1,553,144
Ramaco Resources Inc.(a)	76,898	275,295
Ryerson Holding Corp.(a)	11,670	138,056
Schnitzer Steel Industries Inc., Class A	244,992	5,311,426
SunCoke Energy Inc.	695,807	4,334,878
Synalloy Corp.	78,170	1,009,175
TimkenSteel Corp.(a)(b)	393,817	3,095,402
Warrior Met Coal Inc.	494,025	10,438,748
Worthington Industries Inc.	287,948	12,145,647

		200,910,454

Security	Shares	Value

Mortgage Real Estate Investment — 2.6%
AG Mortgage Investment Trust Inc.	310,999	$4,795,605
Anworth Mortgage Asset Corp.	948,629	3,339,174
Apollo Commercial Real Estate Finance Inc.	1,474,833	26,974,696
Ares Commercial Real Estate Corp.	256,743	4,066,809
Arlington Asset Investment Corp., Class A	344,826	1,920,681
ARMOUR Residential REIT Inc.	563,994	10,078,573
Blackstone Mortgage Trust Inc., Class A	1,203,698	44,801,640
Capstead Mortgage Corp.	901,885	7,142,929
Cherry Hill Mortgage Investment Corp.	151,020	2,203,382
Colony Credit Real Estate Inc.	773,166	10,174,865
Dynex Capital Inc.	213,339	3,613,963
Ellington Financial Inc.	291,253	5,338,667
Exantas Capital Corp.	294,783	3,481,387
Granite Point Mortgage Trust Inc.	520,161	9,560,559
Great Ajax Corp.	158,792	2,351,709
Invesco Mortgage Capital Inc.	1,373,060	22,861,449
KKR Real Estate Finance Trust Inc.	240,917	4,919,525
Ladder Capital Corp.	983,897	17,749,502
New York Mortgage Trust Inc.	2,509,595	15,634,777
Orchid Island Capital Inc.	603,058	3,527,889
PennyMac Mortgage Investment Trust(d)	856,125	19,083,026
Ready Capital Corp.	299,346	4,615,915
Redwood Trust Inc.	1,066,790	17,644,707
TPG RE Finance Trust Inc.	476,675	9,662,202
Western Asset Mortgage Capital Corp.	494,801	5,111,294

		260,654,925

Multi-Utilities — 1.2%
Avista Corp.	635,090	30,541,478
Black Hills Corp.	582,446	45,745,309
NorthWestern Corp.	484,146	34,698,744
Unitil Corp.	140,494	8,685,339

		119,670,870

Multiline Retail — 0.2%
Big Lots Inc.	373,483	10,726,432
Dillard’s Inc., Class A(b)	95,264	6,999,999
JC Penney Co. Inc.(a)(b)	3,072,663	3,441,382

		21,167,813

Oil, Gas & Consumable Fuels — 4.1%
Abraxas Petroleum Corp.(a)(b)	1,505,401	528,546
Amplify Energy Corp.	122,427	809,242
Arch Coal Inc., Class A	143,791	10,315,566
Ardmore Shipping Corp.(a)	266,356	2,410,522
Berry Petroleum Corp.	601,865	5,675,587
Bonanza Creek Energy Inc.(a)	181,716	4,241,251
Brigham Minerals Inc., Class A	43,882	940,830
California Resources Corp.(a)(b)	462,759	4,178,714
Callon Petroleum Co.(a)	3,684,913	17,798,130
Chaparral Energy Inc., Class A(a)(b)	291,984	513,892
Clean Energy Fuels Corp.(a)(b)	1,313,504	3,073,599
CNX Resources Corp.(a)(b)	1,781,762	15,768,594
Comstock Resources Inc.(a)(b)	150,650	1,239,849
CONSOL Energy Inc.(a)(b)	246,059	3,570,316
Contura Energy Inc.(a)(b)	171,734	1,554,193
CVR Energy Inc.	165,330	6,684,292
Delek U.S. Holdings Inc.	705,841	23,666,849
Denbury Resources Inc.(a)(b)	4,594,994	6,478,941
DHT Holdings Inc.	872,500	7,224,300
Diamond S Shipping Inc.(a)	214,959	3,598,414
Dorian LPG Ltd.(a)	209,159	3,237,781

Schedule of Investments (unaudited) (continued) December 31, 2019	iShares® Russell 2000 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Earthstone Energy Inc., Class A(a)(b)	183,284	$1,160,188
Energy Fuels Inc./Canada(a)(b)	881,989	1,684,599
Evolution Petroleum Corp.	34,756	190,115
Extraction Oil & Gas Inc.(a)(b)	803,056	1,702,479
Falcon Minerals Corp.	303,175	2,140,415
GasLog Ltd.	135,516	1,326,702
Golar LNG Ltd.	831,391	11,822,380
Goodrich Petroleum Corp.(a)	33,242	333,750
Green Plains Inc.	327,228	5,049,128
Gulfport Energy Corp.(a)(b)	1,530,364	4,652,307
Hallador Energy Co.	193,876	575,812
HighPoint Resources Corp.(a)(b)	1,055,982	1,784,610
International Seaways Inc.(a)	240,965	7,171,118
Jagged Peak Energy Inc.(a)(b)	228,765	1,942,215
Laredo Petroleum Inc.(a)	1,726,647	4,955,477
Magnolia Oil & Gas Corp., Class A(a)(b)	965,736	12,148,959
Matador Resources Co.(a)(b)	955,112	17,163,363
Montage Resources Corp.(a)(b)	201,088	1,596,639
NACCO Industries Inc., Class A	34,129	1,598,261
Nordic American Tankers Ltd.	1,332,846	6,557,602
Northern Oil and Gas Inc.(a)	2,817,496	6,592,941
Oasis Petroleum Inc.(a)(b)	3,069,206	10,005,612
Overseas Shipholding Group Inc., Class A(a)(b)	613,745	1,411,613
Panhandle Oil and Gas Inc., Class A	145,769	1,634,070
Par Pacific Holdings Inc.(a)	340,903	7,922,586
PDC Energy Inc.(a)(b)	589,277	15,421,379
Peabody Energy Corp.	610,663	5,569,247
Penn Virginia Corp.(a)(b)	131,316	3,985,441
PetroCorp Inc. Escrow(a)(c)	19,086	0	(e)
PrimeEnergy Resources Corp.(a)(b)	1,491	225,529
QEP Resources Inc.	2,295,651	10,330,429
Renewable Energy Group Inc.(a)(b)	352,732	9,506,127
REX American Resources Corp.(a)(b)	54,201	4,442,314
Ring Energy Inc.(a)	326,573	862,153
SandRidge Energy Inc.(a)(b)	289,679	1,228,239
Scorpio Tankers Inc.	419,362	16,497,701
SFL Corp. Ltd.	776,156	11,285,308
SilverBow Resources Inc.(a)(b)	62,863	622,344
SM Energy Co.	1,074,484	12,077,200
Southwestern Energy Co.(a)(b)	5,195,375	12,572,807
SRC Energy Inc.(a)	2,320,483	9,560,390
Talos Energy Inc.(a)(b)	193,422	5,831,673
Teekay Corp.	663,012	3,527,224
Teekay Tankers Ltd., Class A(a)	228,994	5,488,986
Unit Corp.(a)(b)	499,317	347,325
W&T Offshore Inc.(a)(b)	907,218	5,044,132
Whiting Petroleum Corp.(a)(b)	869,012	6,378,548
World Fuel Services Corp.	616,552	26,770,688

		404,207,533

Paper & Forest Products — 0.7%
Boise Cascade Co.	284,665	10,398,812
Clearwater Paper Corp.(a)(b)	154,725	3,304,926
Louisiana-Pacific Corp.	970,294	28,788,623
Neenah Inc.	27,513	1,937,741
PH Glatfelter Co.	414,839	7,591,554
Schweitzer-Mauduit International Inc.	294,466	12,364,627
Verso Corp., Class A(a)(b)	311,858	5,622,800

		70,009,083

Security	Shares	Value

Personal Products — 0.2%
BellRing Brands Inc., Class A(a)(b)	154,758	$3,294,798
Edgewell Personal Care Co.(a)	515,601	15,963,007
elf Beauty Inc.(a)	214,998	3,467,918
Nature’s Sunshine Products Inc.(a)	82,182	733,885
Revlon Inc., Class A(a)(b)	7,422	158,979

		23,618,587

Pharmaceuticals — 0.8%
AcelRx Pharmaceuticals Inc.(a)(b)	492,744	1,039,690
Aclaris Therapeutics Inc.(a)(b)	289,587	547,319
Akorn Inc.(a)(b)	797,092	1,195,638
Assertio Therapeutics Inc.(a)	568,793	710,991
Cara Therapeutics Inc.(a)(b)	53,639	864,124
cbdMD Inc.(a)(b)	88,713	200,491
Eloxx Pharmaceuticals Inc.(a)(b)	24,934	183,514
Endo International PLC(a)	2,021,825	9,482,359
Evofem Biosciences Inc.(a)	16,427	101,355
EyePoint Pharmaceuticals Inc.(a)(b)	201,307	312,026
Fulcrum Therapeutics Inc.(a)	9,130	151,923
Intra-Cellular Therapies Inc.(a)(b)	213,508	7,325,460
Kala Pharmaceuticals Inc.(a)(b)	100,551	371,033
Lannett Co. Inc.(a)(b)	305,378	2,693,434
Mallinckrodt PLC(a)(b)	803,489	2,804,177
Menlo Therapeutics Inc.(a)(b)	145,595	675,561
NGM Biopharmaceuticals Inc.(a)(b)	11,641	215,242
Osmotica Pharmaceuticals PLC(a)	75,097	524,928
Phathom Pharmaceuticals Inc.(a)(b)	21,647	674,088
Phibro Animal Health Corp., Class A	11,786	292,646
Prestige Consumer Healthcare Inc.(a)(b)	481,911	19,517,396
Reata Pharmaceuticals Inc., Class A(a)(b)	123,279	25,201,926
resTORbio Inc.(a)(b)	130,864	194,987
Revance Therapeutics Inc.(a)(b)	69,419	1,126,670
Satsuma Pharmaceuticals Inc.(a)(b)	8,899	175,132
Strongbridge Biopharma PLC(a)	340,143	710,899
TherapeuticsMD Inc.(a)(b)	198,116	479,441
Verrica Pharmaceuticals Inc.(a)(b)	70,881	1,126,299
WaVe Life Sciences Ltd.(a)	44,648	357,854
Xeris Pharmaceuticals Inc.(a)(b)	13,296	93,737

		79,350,340

Professional Services — 1.1%
Acacia Research Corp.(a)	356,709	948,846
ASGN Inc.(a)	61,500	4,364,655
BG Staffing Inc.	53,309	1,166,934
CBIZ Inc.(a)	492,276	13,271,761
CRA International Inc.	52,693	2,870,188
FTI Consulting Inc.(a)(b)	323,543	35,803,268
GP Strategies Corp.(a)(b)	118,912	1,573,206
Heidrick & Struggles International Inc.	162,679	5,287,068
Huron Consulting Group Inc.(a)(b)	187,933	12,914,756
ICF International Inc.(b)	65,389	5,990,940
InnerWorkings Inc.(a)(b)	435,173	2,397,803
Kelly Services Inc., Class A, NVS	318,726	7,196,833
Mistras Group Inc.(a)	145,136	2,071,091
Resources Connection Inc.	200,955	3,281,595
TrueBlue Inc.(a)	368,838	8,874,242

		108,013,186

Real Estate Management & Development — 0.6%
Altisource Portfolio Solutions SA(a)	52,292	1,010,804
American Realty Investors Inc.(a)	26,396	452,164
Consolidated-Tomoka Land Co.(b)	46,936	2,831,180

Schedule of Investments (unaudited) (continued) December 31, 2019	iShares® Russell 2000 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Real Estate Management & Development (continued)
Cushman & Wakefield PLC(a)	63,400	$1,295,896
Forestar Group Inc.(a)(b)	114,919	2,396,061
FRP Holdings Inc.(a)(b)	66,208	3,297,821
Griffin Industrial Realty Inc.	9,206	364,097
Kennedy-Wilson Holdings Inc.	577,648	12,881,550
Marcus & Millichap Inc.(a)	26,735	995,879
Maui Land & Pineapple Co. Inc.(a)(b)	27,112	305,010
Newmark Group Inc., Class A	143,080	1,925,141
Rafael Holdings Inc., Class B(a)(b)	99,043	1,766,927
RE/MAX Holdings Inc., Class A	170,742	6,571,860
Realogy Holdings Corp.(b)	1,086,294	10,515,326
St. Joe Co. (The)(a)(b)	317,989	6,305,722
Stratus Properties Inc.(a)	55,182	1,709,538
Tejon Ranch Co.(a)(b)	203,160	3,246,497
Transcontinental Realty Investors Inc.(a)	9,947	396,686

		58,268,159

Road & Rail — 0.7%
ArcBest Corp.	245,637	6,779,581
Covenant Transportation Group Inc., Class A(a)(b)	125,418	1,621,028
Daseke Inc.(a)(b)	445,890	1,409,012
Heartland Express Inc.(b)	419,841	8,837,653
Hertz Global Holdings Inc.(a)(b)	967,899	15,244,409
Marten Transport Ltd.(b)	373,575	8,028,127
PAM Transportation Services Inc.(a)	5,252	303,093
Roadrunner Transportation Systems Inc.(a)(b)	33,549	308,986
Saia Inc.(a)(b)	99,587	9,273,542
U.S. Xpress Enterprises Inc., Class A(a)(b)	205,267	1,032,493
Werner Enterprises Inc.	432,503	15,738,784
YRC Worldwide Inc.(a)(b)	342,647	873,750

		69,450,458

Semiconductors & Semiconductor Equipment — 2.5%
Adesto Technologies Corp.(a)(b)	34,966	297,211
Alpha & Omega Semiconductor Ltd.(a)	196,476	2,676,003
Ambarella Inc.(a)	179,789	10,888,022
Amkor Technology Inc.(a)(b)	935,989	12,167,857
Axcelis Technologies Inc.(a)	307,753	7,415,309
AXT Inc.(a)(b)	362,017	1,574,774
Brooks Automation Inc.	91,548	3,841,354
CEVA Inc.(a)	17,499	471,773
Cirrus Logic Inc.(a)	555,588	45,786,007
Cohu Inc.	384,726	8,790,989
Diodes Inc.(a)(b)	297,975	16,796,851
DSP Group Inc.(a)(b)	134,739	2,120,792
FormFactor Inc.(a)	667,955	17,346,791
GSI Technology Inc.(a)(b)	143,572	1,017,925
Ichor Holdings Ltd.(a)	163,945	5,454,450
MACOM Technology Solutions Holdings Inc.(a)(b)	437,930	11,648,938
NeoPhotonics Corp.(a)	371,453	3,276,215
NVE Corp.	3,540	252,756
Onto Innovation Inc.(a)(b)	352,010	12,862,445
PDF Solutions Inc.(a)(b)	250,432	4,229,796
Photronics Inc.(a)(b)	622,017	9,802,988
Rambus Inc.(a)	1,053,143	14,507,045
Semtech Corp.(a)(b)	52,915	2,799,204
SMART Global Holdings Inc.(a)	129,215	4,902,417
SunPower Corp.(a)	604,841	4,717,760
Synaptics Inc.(a)(b)	321,488	21,144,266
Ultra Clean Holdings Inc.(a)(b)	373,656	8,769,706
Veeco Instruments Inc.(a)(b)	459,373	6,745,893

Security	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
Xperi Corp.	378,638	$7,004,803

		249,310,340

Software — 0.7%
American Software Inc./GA, Class A	115,977	1,725,738
Avaya Holdings Corp.(a)	1,057,795	14,280,232
Cloudera Inc.(a)(b)	2,149,358	24,997,033
Digimarc Corp.(a)(b)	6,696	224,718
GTY Technology Holdings Inc.(a)(b)	377,088	2,221,048
Ideanomics Inc.(a)(b)	45,820	39,208
OneSpan Inc.(a)	87,742	1,502,143
Ping Identity Holding Corp.(a)	22,070	536,301
QAD Inc., Class A	52,314	2,664,352
Rosetta Stone Inc.(a)(b)	166,956	3,028,582
SecureWorks Corp., Class A(a)(b)	71,264	1,187,258
Synchronoss Technologies Inc.(a)(b)	362,132	1,720,127
Telenav Inc.(a)(b)	147,524	716,967
TiVo Corp.	1,176,847	9,979,663
Verint Systems Inc.(a)(b)	33,760	1,868,954

		66,692,324

Specialty Retail — 2.9%
Aaron’s Inc.(b)	74,689	4,265,489
Abercrombie & Fitch Co., Class A	598,763	10,352,612
American Eagle Outfitters Inc.	150,217	2,208,190
Ascena Retail Group Inc.(a)(b)	73,602	564,159
At Home Group Inc.(a)(b)	428,435	2,356,392
Barnes & Noble Education Inc.(a)(b)	397,627	1,697,867
Bed Bath & Beyond Inc.(b)	1,165,210	20,158,133
Buckle Inc. (The)	276,253	7,469,881
Caleres Inc.	375,861	8,926,699
Cato Corp. (The), Class A	212,304	3,694,090
Chico’s FAS Inc.	1,132,216	4,313,743
Citi Trends Inc.	106,299	2,457,633
Conn’s Inc.(a)(b)	172,133	2,132,728
Container Store Group Inc. (The)(a)(b)	149,498	630,882
Designer Brands Inc. , Class A	383,817	6,041,280
Express Inc.(a)(b)	627,858	3,057,668
GameStop Corp., Class A(b)	792,094	4,815,932
Genesco Inc.(a)	138,134	6,619,381
GNC Holdings Inc., Class A(a)(b)	801,985	2,165,360
Group 1 Automotive Inc.	168,466	16,846,600
Guess? Inc.	438,665	9,817,323
Haverty Furniture Companies Inc.	173,638	3,500,542
Hibbett Sports Inc.(a)(b)	159,419	4,470,109
Hudson Ltd., Class A(a)	357,568	5,485,093
J. Jill Inc.(b)	174,712	197,425
Lithia Motors Inc., Class A(b)	82,565	12,137,055
Lumber Liquidators Holdings Inc.(a)(b)	217,398	2,123,978
MarineMax Inc.(a)(b)	190,585	3,180,864
Michaels Companies Inc. (The)(a)(b)	800,220	6,473,780
Murphy USA Inc.(a)(b)	229,954	26,904,618
Office Depot Inc.	5,206,497	14,265,802
Party City Holdco Inc.(a)(b)	521,957	1,221,379
RH(a)(b)	113,215	24,171,402
RTW RetailWinds Inc.(a)(b)	285,174	228,424
Sally Beauty Holdings Inc.(a)(b)	1,153,400	21,049,550
Shoe Carnival Inc.(b)	89,461	3,335,106
Signet Jewelers Ltd.	497,803	10,822,237
Sleep Number Corp.(a)(b)	22,613	1,113,464
Sonic Automotive Inc., Class A	232,402	7,204,462

Schedule of Investments (unaudited) (continued) December 31, 2019	iShares® Russell 2000 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Specialty Retail (continued)
Sportsman’s Warehouse Holdings Inc.(a)(b)	412,411	$3,311,660
Tailored Brands Inc.(b)	54,020	223,643
Tilly’s Inc., Class A	213,799	2,619,038
Winmark Corp.	14,775	2,929,882
Zumiez Inc.(a)(b)	191,701	6,621,353

		284,182,908

Technology Hardware, Storage & Peripherals — 0.3%
3D Systems Corp.(a)(b)	1,102,688	9,648,520
Diebold Nixdorf Inc.(a)	361,823	3,820,851
Immersion Corp.(a)(b)	293,055	2,177,399
Stratasys Ltd.(a)	491,358	9,937,715

		25,584,485

Textiles, Apparel & Luxury Goods — 0.7%
Culp Inc.	103,596	1,410,978
Delta Apparel Inc.(a)(b)	58,081	1,806,319
Fossil Group Inc.(a)(b)	447,490	3,526,221
G-III Apparel Group Ltd.(a)(b)	420,895	14,099,983
Kontoor Brands Inc.(a)	321,906	13,516,833
Movado Group Inc.	150,234	3,266,087
Oxford Industries Inc.	97,766	7,373,512
Rocky Brands Inc.	65,147	1,917,276
Superior Group of Companies Inc.	76,487	1,035,634
Unifi Inc.(a)	139,661	3,527,837
Vera Bradley Inc.(a)(b)	200,838	2,369,888
Vince Holding Corp.(a)(b)	28,995	501,903
Wolverine World Wide Inc.	391,091	13,195,410

		67,547,881

Thrifts & Mortgage Finance — 3.4%
Axos Financial Inc.(a)	201,773	6,109,686
Bridgewater Bancshares Inc.(a)(b)	219,248	3,021,237
Capitol Federal Financial Inc.	1,262,199	17,329,992
Columbia Financial Inc.(a)(b)	497,149	8,421,704
Entegra Financial Corp.(a)	57,772	1,742,404
ESSA Bancorp. Inc.	88,923	1,507,245
Essent Group Ltd.	452,980	23,550,430
Federal Agricultural Mortgage Corp., Class C, NVS	60,627	5,062,355
First Defiance Financial Corp.	185,621	5,845,205
Flagstar Bancorp. Inc.	330,750	12,651,188
FS Bancorp. Inc.	32,934	2,100,860
Greene County Bancorp. Inc.	5,311	152,904
Hingham Institution for Savings	7,308	1,536,142
Home Bancorp. Inc.	73,151	2,866,788
HomeStreet Inc.(a)	213,950	7,274,300
Kearny Financial Corp./MD	516,082	7,137,414
Luther Burbank Corp.	187,582	2,162,820
Merchants Bancorp/IN	81,041	1,597,318
Meridian Bancorp. Inc.	393,836	7,912,165
Meta Financial Group Inc.	138,528	5,057,657
MMA Capital Holdings Inc.(a)(b)	46,408	1,475,774
Mr Cooper Group Inc.(a)(b)	377,498	4,722,500
Northfield Bancorp. Inc.	420,352	7,129,170
Northwest Bancshares Inc.	958,326	15,936,961
OceanFirst Financial Corp.	487,256	12,444,518
Ocwen Financial Corp.(a)(b)	1,281,430	1,755,559
OP Bancorp.	127,871	1,326,022
PCSB Financial Corp.(b)	136,278	2,759,630
PennyMac Financial Services Inc.(d)	93,191	3,172,222
Pioneer Bancorp Inc./NY(a)(b)	98,487	1,507,836
Ponce de Leon Federal Bank(a)(b)	82,413	1,211,471

Security	Shares	Value

Thrifts & Mortgage Finance (continued)
Provident Bancorp Inc.(a)	74,932	$932,903
Provident Financial Holdings Inc.	55,064	1,205,902
Provident Financial Services Inc.	582,186	14,350,885
Prudential Bancorp. Inc.	82,268	1,524,426
Radian Group Inc.	1,930,468	48,570,575
Riverview Bancorp. Inc.	199,880	1,641,015
Southern Missouri Bancorp. Inc.	72,218	2,770,283
Sterling Bancorp Inc./MI(b)	159,530	1,292,193
Territorial Bancorp. Inc.	73,224	2,265,551
Timberland Bancorp. Inc./WA	69,701	2,072,908
TrustCo Bank Corp. NY	903,800	7,835,946
United Community Financial Corp./OH	385,571	4,495,758
Walker & Dunlop Inc.	232,747	15,054,076
Washington Federal Inc.	755,988	27,706,960
Waterstone Financial Inc.	211,262	4,020,316
Western New England Bancorp Inc.	226,515	2,181,339
WSFS Financial Corp.	489,568	21,536,096

		335,938,609

Tobacco — 0.2%
Pyxus International Inc.(a)(b)	79,322	709,139
Universal Corp./VA	234,024	13,353,409
Vector Group Ltd.	60,110	804,873

		14,867,421

Trading Companies & Distributors — 2.0%
Aircastle Ltd.	499,672	15,994,501
Beacon Roofing Supply Inc.(a)(b)	526,021	16,822,152
BlueLinx Holdings Inc.(a)(b)	84,068	1,197,969
BMC Stock Holdings Inc.(a)	636,556	18,262,792
CAI International Inc.(a)(b)	159,368	4,618,485
DXP Enterprises Inc./TX(a)(b)	155,570	6,193,242
Foundation Building Materials Inc.(a)(b)	137,403	2,658,748
GATX Corp.	334,069	27,677,617
General Finance Corp.(a)(b)	64,129	709,908
GMS Inc.(a)	210,943	5,712,336
H&E Equipment Services Inc.	67,993	2,273,006
Herc Holdings Inc.(a)(b)	213,577	10,452,458
Kaman Corp.	226,939	14,959,819
MRC Global Inc.(a)(b)	680,606	9,283,466
NOW Inc.(a)(b)	1,038,294	11,670,424
Rush Enterprises Inc., Class A	259,470	12,065,355
Rush Enterprises Inc., Class B	43,359	1,981,506
Systemax Inc.	31,464	791,634
Textainer Group Holdings Ltd.(a)	502,509	5,381,871
Titan Machinery Inc.(a)(b)	185,269	2,738,276
Triton International Ltd.	515,938	20,740,708
Veritiv Corp.(a)(b)	122,714	2,413,784
Willis Lease Finance Corp.(a)(b)	25,768	1,517,993

		196,118,050

Water Utilities — 0.2%
AquaVenture Holdings Ltd.(a)	113,602	3,080,886
Artesian Resources Corp., Class A, NVS	75,189	2,797,783
Cadiz Inc.(a)(b)	128,765	1,418,990
California Water Service Group	26,541	1,368,454
Consolidated Water Co. Ltd.	141,312	2,303,386
Middlesex Water Co.	21,502	1,366,882
SJW Group	87,908	6,246,742
York Water Co. (The)	12,455	574,300

		19,157,423

Schedule of Investments (unaudited) (continued) December 31, 2019	iShares® Russell 2000 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Wireless Telecommunication Services — 0.0%
Spok Holdings Inc.	167,766	$2,051,778

Total Common Stocks — 99.6% (Cost: $9,803,812,130)		9,860,689,293

Short-Term Investments

Money Market Funds — 8.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.84%(d)(f)(g)	848,561,615	848,901,040
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.52%(d)(f)	21,897,631	21,897,631

		870,798,671

Total Short-Term Investments — 8.8% (Cost: $870,580,665)		870,798,671

Total Investments in Securities — 108.4% (Cost: $10,674,392,795)		10,731,487,964

Other Assets, Less Liabilities — (8.4)%		(834,617,478)

Net Assets — 100.0%		$9,896,870,486

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Affiliate of the Fund.
(e)	Rounds to less than $1.
(f)	Annualized 7-day yield as of period-end.
(g)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended December 31, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 03/31/19	Shares Purchased		Shares Sold	Shares Held at 12/31/19	Value at 12/31/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	594,250,515	254,311,100	(a)	—	848,561,615	$848,901,040	$6,189,982	(b)	$(14,193)	$(5,487)
BlackRock Cash Funds: Treasury, SL Agency Shares	11,332,537	10,565,094	(a)	—	21,897,631	21,897,631	251,436		—	—
PennyMac Financial Services Inc.	93,191	—		—	93,191	3,172,222	11,183		—	1,099,654
PennyMac Mortgage Investment Trust	563,887	386,577		(94,339)	856,125	19,083,026	1,381,746		366,132	588,360

						$893,053,919	$7,834,347		$351,939	$1,682,527

(a)	Net of purchases and sales.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Russell 2000 E-Mini	457	03/20/20	$38,173	$424,411

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

Schedule of Investments (unaudited) (continued) December 31, 2019	iShares® Russell 2000 Value ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$9,860,689,288	$—	$5	$9,860,689,293
Money Market Funds	870,798,671	—	—	870,798,671

	$10,731,487,959	$—	$5	$10,731,487,964

Derivative financial instruments(a)
Assets
Futures Contracts	$424,411	$—	$—	$424,411

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations — Equity

NVS	Non-Voting Shares